Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	$ 1,264	$ 834
Short term deposits	7,500	4,600
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	1,264	834
Short term deposits	7,500	4,600
Net exposure to cash flow interest rate risk	$ 8,764	$ 5,434
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.04%	0.03%
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Short term deposits [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.95%	1.88%